RIGHT OF USE ASSETS (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
RIGHT OF USE ASSETS
ROU asset	$ 463,181	$ 181,006	$ 0
Liabilities
Operating lease assets current	32,951	11,876	0
Operating lease assets non-current	$ 428,909	$ 169,252	$ 0